Shareholder Report, Holdings (Details)_1	Jun. 30, 2024
Class A | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | Merit Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class A | Nutanix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class A | Rambus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | elf Beauty, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class C | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | Merit Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class C | Nutanix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class C | Rambus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | elf Beauty, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class I | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Merit Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I | Nutanix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I | Rambus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class I | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class I | elf Beauty, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class R-6 | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R-6 | Merit Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R-6 | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R-6 | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class R-6 | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R-6 | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class R-6 | Nutanix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class R-6 | Rambus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R-6 | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R-6 | elf Beauty, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R-6 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Class R-6 | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Class R-6 | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Class R-6 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class R-6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class R-6 | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class R-6 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R-6 | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class R-6 | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R-6 | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%